LNG Inventory and LNG Inventory-Affiliate (Details) (Cheniere Energy Partners, LP [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cheniere Energy Partners, LP [Member]
Inventory [Line Items]
Inventory, Net	$ 5,800,000		$ 10,430,000	$ 2,625,000	[1]
Inventory Write-down	14,978,000	13,599,000	26,900,000	9,393,000	[1]	392,000	[1]
LNG inventory related party			100,000	4,400,000
Inventory Write-down, Affiliates			$ 0	$ 11,000,000		$ 10,600,000

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.